Revenues	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenues
10.	Revenues
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six-month period ended June 30, 2023	Six-month period ended June 30, 2024
Time charter revenues	4,714,985	4,890,224
Voyage charter revenues	—	18,148,252
Other income	140,111	580,729

Total	4,855,097	23,619,205
The Company generates its revenues from time charters and voyage charters. A significant portion of the voyage hire is typically paid upon the completion of the voyage.
The amount of revenue earned as demurrage relating to the Company’s voyage charters for the six-month
period ended June 30, 2024 was $3,218,010
and is included within “Voyage charter revenues” in the above table, while for the time charters hire is payable in advance.
As of December 31, 2023 and June 30, 2024, receivables from the Company’s voyage charters amounted to $9,419,628 and $1,667,302, respectively.
As of December 31, 2023 and June 30, 2024, the Company recognized $33,846 and $98,245, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs are recorded in “Other current assets” in the unaudited interim condensed consolidated balance sheets.
The Company’s time charters have a duration of up to 2 months. As of June 30, 2024, the time charters under which the Company’s vessels were employed had a remaining term of less than 2 months.